UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22820

Nuveen Flexible Investment Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	10/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Flexible Investment Income Fund (JPW)
October 31, 2014

Shares	Description (1)				Value
	LONG-TERM INVESTMENTS - 141.6% (98.6% of Total Investments)
	COMMON STOCKS - 25.5% (17.7% of Total Investments)
	Capital Markets - 8.3%
12,200	Apollo Global Management LLC, Class A				$277,550
71,225	Ares Capital Corporation				1,138,886
37,725	Arlington Asset Investment Corporation				1,032,911
65,686	Hercules Technology Growth Capital, Inc.				1,035,211
36,393	Medley Capital Corporation				422,887
75,376	PennantPark Floating Rate Capital Inc.				1,058,279
31,329	TCP Capital Corporation				529,147
36,617	TriplePoint Venture Growth Business Development Company Corporation				529,116
	Total Capital Markets				6,023,987
	Computers & Peripherals - 0.7%
5,000	Apple, Inc.				540,000
	Diversified Consumer Services - 1.6%
42,700	Stonemor Partners LP				1,139,234
	Diversified Financial Services - 0.7%
31,100	TPG Specialty Lending, Inc.				521,547
	Energy Equipment & Services - 0.5%
110,350	Key Energy Services Inc., (2)				335,464
	Food & Staples Retailing - 0.4%
3,000	CVS Caremark Corporation				257,430
	Hotels, Restaurants & Leisure - 0.7%
20,975	Hilton Worldwide Holdings Inc., (2)				529,409
	Independent Power & Renewable Electricity Producers - 0.3%
8,477	NRG Energy Inc.				254,140
	Machinery - 0.8%
10,675	Woodward Governor Company				546,667
	Oil, Gas & Consumable Fuels - 5.1%
13,800	Kinder Morgan, Inc.				534,060
44,400	LinnCo LLC				1,064,268
30,600	SandRidge Permian Trust				303,858
9,100	Tesoro Logistics LP				512,330
59,877	Whiting USA Trust II				714,333
9,900	Williams Companies, Inc.				549,549
	Total Oil, Gas & Consumable Fuels				3,678,398
	Real Estate Investment Trust - 3.6%
83,775	New Residential Investment				1,037,135
62,950	Hannon Armstrong Sustainable Infrastructure Capital Inc.				880,041
38,400	Northstar Realty Finance Corporation				713,473
	Total Real Estate Investment Trust				2,630,649
	Real Estate Management & Development - 0.7%
28,605	Forestar Real Estate Group Inc., (2)				499,157
	Semiconductors & Semiconductor Equipment - 1.4%
79,200	Lattice Semiconductor Corporation, (2)				531,432
19,875	Microsemi Corporation, (2)				518,142
	Total Semiconductors & Semiconductor Equipment				1,049,574
	Software - 0.7%
5,500	Microsoft Corporation				258,225
6,600	Oracle Corporation				257,731
	Total Software				515,956
	Total Common Stocks (cost $18,860,991)				18,521,612

Shares	Description (1)	Coupon		Ratings (4)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED - 83.6% (58.2% of Total Investments)
	Banks - 8.4%
27,860	Boston Private Financial Holdings Inc.	6.950%		N/R	$ 696,500
18,100	Citigroup Inc.	7.125%		BB+	489,786
18,890	City National Corporation	6.750%		Baa3	526,464
7,950	Cobank Agricultural Credit Bank, (5)	6.125%		BBB+	736,121
20,400	Cowen Group, Inc.	8.250%		N/R	520,200
6,100	Fifth Third Bancorp.	6.625%		BB+	165,493
18,676	FNB Corporation	7.250%		Ba3	508,734
9,503	MB Financial Inc.	8.000%		N/R	262,283
500	Popular Capital Trust I	6.700%		B-	11,429
21,773	Private Bancorp Incorporated	7.125%		N/R	565,009
7,700	Regions Financial Corporation	6.375%		B1	197,120
12,697	TCF Financial Corporation	7.500%		BB-	339,772
24,600	Texas Capital Bancshares	6.500%		BB+	602,700
19,583	Webster Financial Corporation	6.400%		Ba1	484,483
	Total Banks				6,106,094
	Capital Markets - 12.9%
5,308	Affiliated Managers Group Inc.	6.375%		BBB	138,326
11,057	Allied Capital Corporation	6.875%		BBB	278,747
31,400	Apollo Investment Corporation	6.875%		BBB	785,942
6,844	Apollo Investment Corporation	6.625%		BBB	173,632
500	Arlington Asset Investment Corporation	6.625%		N/R	12,185
19,321	BGC Partners Inc.	8.125%		BBB-	528,236
28,125	Capitala Finance Corporation	7.125%		N/R	717,188
39,444	Fifth Street Finance Corporation	6.125%		BBB-	961,645
2,100	Fifth Street Finance Corporation	5.875%		BBB-	51,471
14,000	Gladstone Capital Corporation	6.750%		N/R	356,300
1,407	Hercules Technology Growth Capital Incorporated	7.000%		N/R	36,188
42,200	Hercules Technology Growth Capital Incorporated	6.250%		N/R	1,046,560
5,200	JMP Group Inc.	7.250%		N/R	130,572
42,909	Ladenburg Thalmann Financial Services Inc.	8.000%		N/R	1,066,716
6,575	Medley Capital Corporation	6.125%		N/R	161,745
20,328	Morgan Stanley	7.125%		BB	554,141
39,143	MVC Capital Incorporated	7.250%		N/R	986,404
5,000	Saratoga Investment Corporation	7.500%		N/R	127,400
21,394	Solar Capital Limited	6.750%		BBB-	515,595
225	Stellus Capital Investment Corporation	6.500%		N/R	5,659
30,295	Triangle Capital Corporation	6.375%		N/R	765,858
	Total Capital Markets				9,400,510
	Consumer Finance - 0.4%
6,095	SLM Corporation, Series A	6.970%		B3	299,630
	Diversified Financial Services - 4.6%
1,461	Intl FCStone Inc.	8.500%		N/R	37,182
21,659	KCAP Financial Inc.	7.375%		N/R	556,636
20,000	KKR Financial Holdings LLC	7.375%		BBB	520,000
29,075	Main Street Capital Corporation	6.125%		N/R	736,179
6,850	Oxford Lane Capital Corporation	8.125%		N/R	173,374
29,320	Oxford Lane Capital Corporation	7.500%		N/R	717,460
24,368	PennantPark Investment Corporation	6.250%		BBB-	612,855
	Total Diversified Financial Services				3,353,686
	Diversified Telecommunication Services - 1.5%
40,900	Qwest Corporation	6.875%		BBB-	1,045,813
	Electric Utilities - 0.6%
17,900	Entergy Arkansas Inc.	6.450%		BB+	451,080
	Food Products - 2.3%
30,300	CHS Inc.	7.100%		N/R	813,858
33,000	CHS Inc.	6.750%		N/R	830,940
	Total Food Products				1,644,798
	Insurance - 6.0%
21,038	Argo Group US Inc.	6.500%		BBB-	519,007
3,720	Aspen Insurance Holdings Limited	7.401%		BBB-	99,994
10,000	Aspen Insurance Holdings Limited	7.250%		BBB-	264,700
5,000	Axis Capital Holdings Limited	6.875%		BBB	133,250
19,065	Endurance Specialty Holdings Limited	7.500%		BBB-	508,464
17,148	Hanover Insurance Group	6.350%		Ba1	421,155
40,625	Kemper Corporation	7.375%		Ba1	1,060,313
15,000	Maiden Holdings NA Limited	8.000%		BBB-	396,600
19,325	Maiden Holdings NA Limited	7.750%		BBB-	501,291
18,599	National General Holding Company	7.500%		N/R	458,651
	Total Insurance				4,363,425
	Marine - 3.4%
4,940	Costamare Inc.	8.500%		N/R	125,970
24,024	Costamare Inc.	7.625%		N/R	597,957
1,715	International Shipholding Corporation	9.000%		N/R	174,930
1,500	Navios Maritime Holdings Inc.	8.750%		N/R	36,750
31,075	Navios Maritime Holdings Inc.	8.625%		N/R	733,992
17,045	Seaspan Corporation	8.250%		N/R	443,170
14,035	Seaspan Corporation	6.375%		N/R	357,893
	Total Marine				2,470,662
	Metals & Mining - 0.7%
26,000	ArcelorMittal, Convertible Preferred	6.000%		BB-	533,000
	Oil, Gas & Consumable Fuels - 7.1%
8,170	Atlas Pipeline Partners LP	8.250%		CCC+	212,747
7,100	Callon Petroleum Company	10.000%		N/R	364,940
10,904	Legacy Reserves LP	8.000%		N/R	252,428
20,500	Legacy Reserves LP	8.000%		N/R	472,525
16,729	Magnum Hunter Resources Corporation	8.000%		N/R	761,170
7,091	Miller Energy Resources Inc.	10.500%		N/R	157,349
19,551	Nustar Logistics Limited Partnership	7.625%		Ba2	520,839
17,750	Scorpio Tankers Inc.	7.500%		N/R	439,667
12,175	Scorpio Tankers Inc.	6.750%		N/R	282,460
17,477	Teekay Offshore Partners LP	7.250%		N/R	450,907
14,290	Tsakos Energy Navigation Limited	8.875%		N/R	363,538
31,125	Vanguard Natural Resources LLC	7.875%		N/R	771,278
3,750	Vanguard Natural Resources LLC	7.750%		N/R	89,025
	Total Oil, Gas & Consumable Fuels				5,138,873
	Real Estate Investment Trust - 32.4%
27,675	AG Mortgage Investment Trust	8.000%		N/R	673,886
46,910	American Realty Capital Properties Inc.	6.700%		N/R	1,032,958
21,425	Annaly Capital Management	7.625%		N/R	528,126
12,500	Apartment Investment & Management Company	6.875%		BB-	319,500
19,890	Apollo Commercial Real Estate Finance	8.625%		N/R	515,947
27,000	Apollo Residential Mortgage Inc.	8.000%		N/R	662,580
26,525	Arbor Realty Trust Incorporated	8.250%		N/R	659,146
18,400	Arbor Realty Trust Incorporated	7.375%		N/R	448,040
14,213	Ashford Hospitality Trust Inc.	9.000%		N/R	380,908
17,830	Campus Crest Communities	8.000%		N/R	456,091
12,020	CBL & Associates Properties Inc.	7.375%		BB	304,346
20,400	Cedar Shopping Centers Inc., Series A	7.250%		N/R	533,052
25,760	Chesapeake Lodging Trust	7.750%		N/R	672,336
5,633	Colony Financial Inc.	8.500%		N/R	148,824
22,975	Colony Financial Inc.	7.500%		N/R	574,835
20,000	Coresite Realty Corporation	7.250%		N/R	515,000
19,273	Corporate Office Properties Trust	7.375%		BB	501,291
5,395	CYS Invsetments Inc.	7.750%		N/R	130,721
28,336	Digital Realty Trust Inc.	7.375%		Baa3	756,855
24,792	Dupont Fabros Technology	7.875%		Ba2	634,675
14,013	Dynex Capital Inc.	8.500%		N/R	352,427
9,622	EPR Properties Inc.	6.625%		Baa3	240,550
5,818	Equity Commonwealth	7.250%		Ba1	147,544
13,286	First Potomac Realty Trust	7.750%		N/R	345,569
10,700	Hospitality Properties Trust	7.125%		Baa3	282,159
11,275	Inland Real Estate Corporation	8.125%		N/R	293,376
19,800	Inland Real Estate Corporation	6.950%		N/R	505,296
15,131	Invesco Mortgage Capital Inc.	7.750%		N/R	360,269
28,250	Invesco Mortgage Capital Inc.	7.750%		N/R	673,480
23,350	Kite Realty Group Trust	8.250%		N/R	608,735
20,054	MFA Financial Inc.	8.000%		N/R	530,829
16,574	MFA Financial Inc.	7.500%		N/R	408,052
20,925	Northstar Realty Finance Corporation	8.875%		N/R	538,819
22,400	Northstar Realty Finance Corporation	8.750%		N/R	571,424
13,175	Pebblebrook Hotel Trust	8.000%		N/R	344,526
8,844	Penn Real Estate Investment Trust	7.375%		N/R	228,617
17,725	Penn Real Estate Investment Trust	8.250%		N/R	469,535
9,754	Rait Financial Trust	7.750%		N/R	236,535
31,093	Rait Financial Trust	7.625%		N/R	734,106
12,050	Rait Financial Trust	7.125%		N/R	293,418
38,350	Resource Capital Corporation	8.625%		N/R	909,279
10,000	Retail Properties of America	7.000%		BB	255,800
20,000	Sabra Health Care Real Estate Investement Trust	7.125%		B2	517,000
20,984	Senior Housing Properties Trust	5.625%		BBB-	493,754
7,118	STAG Industrial Inc.	9.000%		BB	195,389
13,829	STAG Industrial Inc.	6.625%		BB	340,747
12,800	Strategic Hotel Capital Inc., Series B	8.250%		N/R	326,400
26,919	Summit Hotel Properties Inc.	7.875%		N/R	726,275
2,566	Sunstone Hotel Investors Inc.	8.000%		N/R	66,819
13,607	UMH Properties Inc.	8.250%		N/R	361,538
19,113	Urstadt Biddle Properties	7.125%		N/R	488,336
11,800	Urstadt Biddle Properties	6.750%		N/R	299,129
	Total Real Estate Investment Trust				23,594,849
	Real Estate Management & Development - 1.1%
30,870	Kennedy-Wilson Inc.	7.750%		BB-	790,889
	Thrifts & Mortgage Finance - 0.9%
10,665	Astoria Financial Corporation	6.500%		Ba2	263,745
16,044	Everbank Financial Corporation	6.750%		N/R	401,099
	Total Thrifts & Mortgage Finance				664,844
	U.S. Agency - 0.6%
4,000	Farm Credit Bank of Texas, 144A, (5)	6.750%		Baa1	426,125
	Wireless Telecommunication Services - 0.7%
20,881	United States Cellular Corporation	6.950%		Baa3	533,927
	Total $25 Par (or similar) Retail Preferred (cost $59,501,689)				60,818,205

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS - 19.8% (13.8% of Total Investments)
	Banks - 2.8%

$850	Citigroup Inc.	5.800%	5/15/65	BB+	$851,700
1,000	Bank of America Corporation	6.500%	10/23/64	BB	1,027,500
150	JPMorgan Chase & Company	6.100%	9/23/64	BBB-	150,375
2,000	Total Banks				2,029,575
	Capital Markets - 0.1%
50	Prospect Capital Corporation	5.875%	3/15/23	BBB	52,504
	Commercial Services & Supplies - 0.7%
515	R.R. Donnelley & Sons Company	6.500%	11/15/23	BB-	533,025
	Diversified Financial Services - 2.4%
1,000	Jefferies Finance LLC Corporation, 144A	7.375%	4/01/20	B1	995,000
200	Jefferies Finance LLC Corporation, 144A	6.875%	4/15/22	B1	193,500
580	Main Street Capital Corp.	4.500%	12/01/19	N/R	577,274
1,780	Total Diversified Financial Services				1,765,774
	Energy Equipment & Services - 2.3%
1,275	McDermott International Inc., 144A	8.000%	5/01/21	BB	1,121,998
525	NGPL PipeCo LLC, 144A	9.625%	6/01/19	B-	559,125
1,800	Total Energy Equipment & Services				1,681,123
	Marine - 1.1%
375	Navios Maritime Acquisition Corporation, 144A	8.125%	11/15/21	B+	381,563
475	Teekay Offshore Partners LP	6.000%	7/30/19	N/R	458,969
850	Total Marine				840,532
	Media - 0.7%
475	CCOH Safari LLC, WI/DD	5.750%	12/01/24	B+	477,672
	Oil, Gas & Consumable Fuels - 4.8%
1,045	Breitburn Energy Partners LP	7.875%	4/15/22	B-	1,002,547
900	DCP Midstream LLC, 144A	5.850%	5/21/43	Baa3	888,750
325	Legacy Reserves LP Finance Corporation, 144A	6.625%	12/01/21	B	315,250
1,150	Seadrill Limited, 144A	6.625%	9/15/20	N/R	1,059,438
225	Vanguard Natural Resources Finance	7.875%	4/01/20	B	222,189
3,645	Total Oil, Gas & Consumable Fuels				3,488,174
	Real Estate Investment Trust - 1.4%
1,000	Iron Mountain Inc.	5.750%	8/15/24	B1	1,020,000
	Real Estate Management & Development - 1.4%
980	Forestar USA Real Estate Group Inc., 144A	8.500%	6/01/22	BB-	1,002,050
	Wireless Telecommunication Services - 2.1%
1,300	Frontier Communications Corporation	7.625%	4/15/24	BB	1,397,498
100	Frontier Communications Corporation	6.875%	1/15/25	BB	101,251
1,400	Total Wireless Telecommunication Services				1,498,749
$14,495	Total Corporate Bonds (cost $14,587,673)				$14,389,178

Principal
Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (4)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 9.4% (6.6% of Total Investments)
	Banks - 2.8%
900	JPMorgan Chase & Company	6.750%	N/A (6)	BBB-	$948,240
1,000	Zions Bancorporation	7.200%	N/A (6)	BB-	1,055,664
	Total Banks				2,003,904
	Capital Markets - 0.1%
75	Morgan Stanley	5.450%	N/A (6)	BB	75,352
	Consumer Finance - 1.4%
1	Ally Financial Inc., 144A	7.000%	N/A (6)	B-	1,051,575
	Insurance - 5.1%
900	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	1,053,000
1,000	National Financial Services Inc.	6.750%	5/15/37	Baa2	1,040,000
675	StanCorp Financial Group Inc.	6.900%	6/01/67	BBB-	696,938
975	XL Capital Ltd	6.500%	N/A (6)	BBB	935,512
	Total Insurance				3,725,450
	Total $1,000 Par (or similar) Institutional Preferred (cost $6,713,824)				6,856,281

Shares	Description (1), (3)				Value
	Investment Companies - 3.3% (2.3% of Total Investments)
18,105	AllianceBernstein Global High Income Fund				$245,142
60,257	Ares Dynamic Credit Allocation Fund				1,015,933
39,636	Cushing Royalty and Income Fund				632,987
102,514	MFS Intermediate Income Trust				517,695
	Total Investment Companies (cost $2,549,313)				2,411,757
	Total Long-Term Investments (cost $102,213,490)				$102,997,033

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS - 2.0% (1.4% of Total Investments)
$1,449	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/14, repurchase price $1,449,151, collateralized by $1,485,000 U.S. Treasury Notes, 2.000%, due 10/31/21, value $1,481,149	0.000%	11/03/14		$1,449,151

	Total Short-Term Investments (cost $1,449,151)				1,449,151
	Total Investments (cost $103,662,641) - 143.6%				104,446,184
	Borrowings - (41.2)% (7), (8)				(30,000,000)
	Other Assets Less Liabilities - (2.4)%				(1,695,078)
	Net Assets Applicable to Common Shares - 100%				$72,751,106

	Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –  Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
	Long-Term Investments:
	Common Stocks	$18,521,612	$–	$–	$18,521,612
	$25 Par (or similar) Retail Preferred	59,655,959	1,162,246	–	60,818,205
	Corporate Bonds	–	14,389,178	–	14,389,178
	$1,000 Par (or similar) Institutional Preferred	–	6,856,281	–	6,856,281
	Investment Companies	2,411,757	–	–	2,411,757
	Short-Term Investments:
	Repurchase Agreements	–	1,449,151	–	1,449,151
	Total	$80,589,328	$23,856,856	$–	$104,446,184

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income on real estate investment trust (“REIT”) investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

	As of October 31, 2014, the cost of investments was $103,714,698. Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2014, were as follows:

	Gross unrealized:
	Appreciation				$ 2,617,693
	Depreciation				(1,886,207)

	Net unrealized appreciation (depreciation) of investments				$ 731,486

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)

A copy of the most recent financial statements for the exchange-traded funds and investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(4)

Ratings (not covered by the report of independent registered public accounting firm): Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Preferred classified as Level 2.

(6)	Perpetual security. Maturity date is not applicable.

(7)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a vlaue of $62,430,405 have been pledged as collateral for Borrowings.

(8)	Borrowings as a percentage of Total Investments is 28.7%.

N/A	Not applicable.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Flexible Investment Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2014